Significant Accounting Policies - Schedule of Maturity Analysis of Operating Lease Payments (Details) $ in Thousands	Jun. 30, 2019 USD ($)
Disclosure of initial application of standards or interpretations [line items]
Total undiscounted cash flows	$ 3,718
Less: imputed interest	466
Present value of lease liabilities	3,252
2019 (Excluding the Six Months Ended June 30, 2019) [Member]
Disclosure of initial application of standards or interpretations [line items]
Total undiscounted cash flows	467
2020 [Member]
Disclosure of initial application of standards or interpretations [line items]
Total undiscounted cash flows	854
2021 [Member]
Disclosure of initial application of standards or interpretations [line items]
Total undiscounted cash flows	461
After 2022 [Member]
Disclosure of initial application of standards or interpretations [line items]
Total undiscounted cash flows	$ 1,936